Property, Plant and Equipment, Net, and Investment Property, Net - Maturity analysis of undiscounted lease payments to be received (Details) - Building and land $ in Thousands	Dec. 31, 2022 USD ($)
2023
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	$ 22,037
2024
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	22,037
2025
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	22,037
2026
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	22,037
2027
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	22,037
Thereafter
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	$ 310,981